CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 935,197	$ 295,983	$ 382,029
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	663,616	673,403	600,375
Amortization of deferred financing costs	17,846	10,406	13,127
Amortization of discounts on investment securities	0	0	(1,661)
Amortization of discounts and premiums on debt	(1,478)	(471)	5,857
Amortization of deferred settlements on derivative instruments	3,808	2,804	2,228
Impairment	0	45,380	11,124
Write-off of pursuit costs	5,075	5,272	4,838
Income from technology investments	(4,537)	0	0
Loss from investments in unconsolidated entities	0	735	2,815
Distributions from unconsolidated entities - return on capital	319	61	153
Net (gain) on sales of investment securities	0	0	(4,943)
Net (gain) on sales of unconsolidated entities	0	(28,101)	(10,689)
Net (gain) loss on sales of land parcels	(4,217)	1,395	0
Net (gain) on sales of discontinued operations	(826,489)	(297,956)	(335,299)
(Loss) on debt extinguishments	0	2,457	17,525
Unrealized loss (gain) on derivative instruments	186	1	(3)
Compensation paid with Company Common Shares	21,177	18,875	17,843
Changes in assets and liabilities:
Decrease in deposits - restricted	4,523	3,316	3,117
(Increase) decrease in other assets	(2,743)	(9,048)	11,768
Increase (decrease) in accounts payable and accrued expenses	332	(5,454)	(34,524)
(Decrease) in accrued interest payable	(10,510)	(4,000)	(11,997)
(Decrease) increase in other liabilities	(8,245)	9,972	2,220
Increase (decrease) in security deposits	4,474	1,007	(5,091)
Net cash provided by operating activities	798,334	726,037	670,812
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(1,441,599)	(1,189,210)	(175,531)
Investment in real estate - development/other	(120,741)	(131,301)	(330,623)
Improvements to real estate	(144,452)	(138,208)	(123,937)
Additions to non-real estate property	(7,110)	(2,991)	(2,028)
Interest capitalized for real estate under development	9,108	13,008	34,859
Proceeds from disposition of real estate, net	1,500,583	672,700	887,055
Investments in unconsolidated entities	(2,021)	0	0
Distributions from unconsolidated entities – return of capital	0	26,924	6,521
Purchase of investment securities	0	0	(77,822)
Proceeds from sale of investment securities	0	25,000	215,753
Proceeds from technology investments	4,537	0	0
Decrease (increase) in deposits on real estate acquisitions and investments, net	7,631	137,106	(250,257)
Decrease in mortgage deposits	1,901	4,699	2,437
Consolidation of previously unconsolidated properties	0	(26,854)	0
Deconsolidation of previously consolidated properties	28,360	11,708	0
Acquisition of Noncontrolling Interests - Partially Owned Properties	(12,809)	(16,023)	(11,480)
Net cash (used for) provided by investing activities	(194,828)	(639,458)	105,229
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(20,421)	(8,811)	(9,291)
Mortgage notes payable:
Proceeds	190,905	173,561	738,798
Restricted cash	16,596	73,232	46,664
Lump sum payoffs	(974,956)	(635,285)	(939,022)
Scheduled principal repayments	(16,726)	(16,769)	(17,763)
(Loss) gain on debt extinguishments	0	(2,457)	2,400
Notes, net:
Proceeds	996,190	595,422	0
Lump sum payoffs	(575,641)	0	(850,115)
(Loss) gain on debt extinguishments	0	0	(19,925)
Lines of credit:
Proceeds	1,455,000	5,513,125	0
Repayments	(1,455,000)	(5,513,125)	0
(Payments on) proceeds from settlement of derivative instruments	(147,306)	(10,040)	11,253
Proceeds from sale of Common Shares	173,484	329,452	86,184
Proceeds from Employee Share Purchase Plan (ESPP)	5,262	5,112	5,292
Proceeds from exercise of options	95,322	71,596	9,136
Common Shares repurchased and retired	0	(1,887)	(1,124)
Redemption of Preferred Shares	0	(877)	0
Payment of offering costs	(3,596)	(4,657)	(2,536)
Other financing activities, net	(48)	(48)	(16)
Contributions - Noncontrolling Interests - Partially Owned Properties	75,911	222	893
Contributions - Noncontrolling Interests - Operating Partnership	0	0	78
Distributions:
Common Shares	(432,023)	(379,969)	(488,604)
Preferred Shares	(12,829)	(14,471)	(14,479)
Preference Interests and Units	0	0	(12)
Noncontrolling Interests – Operating Partnership	(20,002)	(18,867)	(28,935)
Noncontrolling Interests - Partially Owned Properties	(1,115)	(2,918)	(2,423)
Net cash (used for) provided by financing activities	(650,993)	151,541	(1,473,547)
Net (decrease) increase in cash and cash equivalents	(47,487)	238,120	(697,506)
Cash and cash equivalents, beginning of year	431,408	193,288	890,794
Cash and cash equivalents, end of year	383,921	431,408	193,288
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	477,434	475,374	508,847
Net cash (received) paid for income and other taxes	645	(2,740)	3,968
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	158,240	359,082	0
Valuation of OP Units issued	0	8,245	1,034
Mortgage loans (assumed) by purchaser	0	(39,999)	(17,313)
Amortization of deferred financing costs:
Investment in real estate, net	0	(2,768)	(3,585)
Deferred financing costs, net	17,846	13,174	16,712
Amortization of discounts and premiums on debt:
Investment in real estate, net	0	0	(3)
Mortgage notes payable	(8,260)	(9,208)	(6,097)
Notes, net	6,782	8,737	11,957
Amortization of deferred settlements on derivative instruments:
Other liabilities	(535)	(534)	(1,496)
Losses reclassified into earnings from other comprehensive income	4,343	3,338	3,724
Unrealized loss (gain) on derivative instruments:
Other assets	6,826	13,019	(33,261)
Mortgage notes payable	(612)	(163)	(1,887)
Notes, net	(2,937)	7,497	719
Other liabilities	140,507	45,542	(3,250)
Accumulated other comprehensive (loss) income	(143,598)	(65,894)	37,676
Interest capitalized for real estate and unconsolidated entities under development:
Investment in real estate, net	(8,785)	(13,008)	(34,859)
Investment in unconsolidated entities	(323)	0	0
Consolidation of previously unconsolidated properties:
Investment in real estate, net	0	(105,065)	0
Investments in unconsolidated entities	0	7,376	0
Deposits - restricted	0	(42,633)	0
Mortgage notes payable	0	112,631	0
Net other assets recorded	0	837	0
Deconsolidation of previously consolidated properties:
Investments in unconsolidated entities	(7,135)	(3,167)	0
Investment in real estate, net	35,495	14,875	0
(Payments on) proceeds from settlement of derivative instruments:
Other assets	0	0	11,253
Other liabilities	(147,306)	(10,040)	0
Other:
Transfer from notes, net to mortgage notes payable	0	35,600	0
Receivable on sale of Common Shares	$ 0	$ 37,550	$ 0